Repurchase Agreements - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Securities Financing Transaction [Line Items]
Pledged securities with carrying value to collateralize its repurchase agreements	$ 0.0	$ 89.9